Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments by category
Summary of financial instruments

		Financial
	Financial	assets at
Financial assets	assets at FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Trade receivables	—	164,592	164,592
Other receivables	—	11,968	11,968
Amounts due from related parties	—	214	214
Financial assets at fair value through profit or loss	159,903	—	159,903
Derivative financial instruments	196	—	196
Cash and cash equivalents	—	1,375,766	1,375,766
	160,099	1,552,540	1,712,639
As of December 31, 2021

Trade receivables	—	282,113	282,113
Other receivables	—	34,595	34,595
Amounts due from related parties	—	597	597
Financial assets at fair value through profit or loss	201,223	—	201,223
Derivative financial instruments	2,002	—	2,002
Cash and cash equivalents	—	639,042	639,042
	203,225	956,347	1,159,572

		Financial
	Financial	liabilities at
Financial liabilities	liabilities at FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Borrowings	—	64,076	64,076
Lease liabilities	—	59,601	59,601
Trade payables	—	34,071	34,071
Other payables	—	56,206	56,206
Amounts due to related parties	—	24	24
	—	213,978	213,978
As of December 31, 2021

Borrowings	—	19,554	19,554
Lease liabilities	—	54,437	54,437
Trade payables	—	55,767	55,767
Other payables	—	92,488	92,488
Amounts due to related parties	—	3	3
Other non-current liabilities	—	8,612	8,612
	—	230,861	230,861